Note 7 - Intangible Assets and Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2016
Goodwill	$ 1,674,281	$ 1,674,281		$ 1,674,281
Customer relationships	11,856,126	11,856,127		11,856,126
Less: accumulated amortization of customer relationships	11,333,096	10,940,824		11,537,769
	523,030	915,303
FCC licenses	1,284,555	1,284,555		750,000
Impairment charge	(534,555)
FCC licenses, net	750,000	1,284,555
Intangible assets, net	$ 1,273,030	$ 2,199,858		$ 4,906,140